EARNINGS (LOSSES) PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSSES) PER SHARE
EARNINGS (LOSSES) PER SHARE

15.EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted earnings (losses) per share for the years indicated:

	Years Ended December 31,
	2021	2022	2023
Net (loss) income attributable to ordinary shareholders — basic	(465)	(1,821)	4,085
Net (loss) income attributable to ordinary shareholders — diluted	(465)	(1,821)	4,205
Weighted average ordinary shares outstanding — basic	3,114,124,244	3,111,196,757	3,183,163,131
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	—	—	44,331,080
Dilutive effect of convertible senior notes	—	—	123,927,000
Weighted average ordinary shares outstanding — diluted	3,114,124,244	3,111,196,757	3,351,421,211
Basic (losses) earnings per share	(0.15)	(0.59)	1.28
Diluted (losses) earnings per share	(0.15)	(0.59)	1.25

For the years ended December 31, 2021, 2022 and 2023, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following at non-weighted basis:

	As of December 31,
	2021	2022	2023
Outstanding employee options and nonvested restricted stocks	53,696,490	76,939,150	53,132,230
Shares of convertible senior notes	226,827,410	120,601,000	—
Total	280,523,900	197,540,150	53,132,230

In accordance with ASC Topic 470-20, although legally issued, the loaned ADSs in connection with the “2022 Notes” are not considered outstanding, and then excluded from basic and diluted earnings per share unless default of the ADS lending arrangement occurs, at which time the Loaned ADSs would be included in the basic and diluted earnings per share calculation.

All these Loaned ADSs had been returned to the Company with the maturity of 2022 Notes on November 1, 2022 and was accounted for as an increase to the treasury shares.